Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Schedule of Information Related to VIE's
	December 31, 2015	June 30, 2016
	US$ (Audited)	US$ (Unaudited)
Current assets	412,763,119	257,593,597
Non-current assets	7,469,208	11,218,510
Total assets	420,232,327	268,812,107

Current liabilities	262,759,976	220,014,195
Non-current liabilities	66,219,046	603,209

Total liabilities	328,979,022	220,617,404

	Six months ended June 30
	2015	2016
	US$ (Unaudited)	US$ (Unaudited)
Revenue	47,544,639	97,735,245
Cost of revenue	(41,274,288)	(69,973,777)
Net income	502,698	2,432,349
Net cash used in operating activities	(83,225,914)	17,690,147
Net cash used in investing activities	(5,951,126)	(4,627,334)
Net cash provided by financing activities	98,722,047	20,839,240

Schedule Of Foreign Currency Translation
	June 30, 2015	December 31, 2015	June 30, 2016
	(Unaudited)	(Audited)	(Unaudited)
Period end RMB: US$ exchange rate	6.1136	6.4936	6.6312
Period average RMB: US$ exchange rate	6.1287	6.2272	6.5309